Leases - Schedule of Lease Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease revenues	$ 15,281	$ 22,636	$ 33,242
Gain on sales-type leases	0	33,834	0
Sales-type lease interest income	2,545	1,928	0
Lease revenues relating to variable lease payments not included in measurement of the sales-type lease receivable	$ 2,162	$ 1,690	$ 0